Document And Entity Information	6 Months Ended
Jun. 30, 2015 shares
Document and Entity Information [Abstract]
Entity Registrant Name	EUROSEAS LTD.
Trading Symbol	ESEA
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	5,784,025
Amendment Flag	false
Entity Central Index Key	0001341170
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2